Basis of Presentation and General Information, Toro Subsidiaries (Details) $ in Thousands			6 Months Ended
	May 02, 2023 USD ($) m³	Apr. 26, 2023 USD ($) m³	Jun. 30, 2023 t	Jun. 15, 2023 USD ($)	May 18, 2023 USD ($)	May 12, 2023 USD ($)	Apr. 28, 2023 USD ($)	May 09, 2022 USD ($)
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
Sales price					$ 34,500
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t			115,341
Year built			2005
Delivery date to vessel owning company			Mar. 22, 2021
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t			106,062
Year built			2005
Delivery date to vessel owning company			May 21, 2021
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t			106,162
Year built			2004
Delivery date to vessel owning company			May 27, 2021
Sales price							$ 30,100
M/T Wonder Arcturus [Member]
Subsidiaries in Consolidation [Abstract]
Sales price								$ 13,150
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t			36,718
Year built			2006
Delivery date to vessel owning company			May 31, 2021
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t			106,290
Year built			2004
Delivery date to vessel owning company			Jun. 15, 2021
Sales price				$ 28,000
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t			36,660
Year built			2006
Delivery date to vessel owning company			Jun. 22, 2021
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
Sales price						$ 37,000
LPG Dream Terrax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t			4,743
Vessel capacity | m³		5,000
Year built			2020
Delivery date to vessel owning company			May 26, 2023
Purchase price		$ 19,900
LPG Dream Arrax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t			4,753
Vessel capacity | m³		5,000
Year built			2015
Delivery date to vessel owning company			Jun. 14, 2023
Purchase price		$ 17,000
LPG Dream Syrax [Member]
Subsidiaries in Consolidation [Abstract]
Vessel capacity | m³	5,000	5,000
Year built			2015
Purchase price	$ 17,000	$ 17,000
LPG Dream Vermax [Member]
Subsidiaries in Consolidation [Abstract]
Vessel capacity | m³	5,000	5,000
Year built			2015
Purchase price	$ 17,000	$ 17,000
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Jan. 13, 2021
Vessel name			M/T Wonder Sirius
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Apr. 15, 2021
Vessel name			M/T Wonder Vega
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Apr. 27, 2021
Vessel name			M/T Wonder Avior
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Apr. 27, 2021
Vessel name			M/T Wonder Mimosa
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Apr. 27, 2021
Vessel name			M/T Wonder Musica
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Apr. 27, 2021
Vessel name			M/T Wonder Formosa
Zatanna Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			May 02, 2023
Vessel name			LPG Dream Terrax
Starfire Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			May 02, 2023
Vessel name			LPG Dream Arrax
Toro RBX Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Oct. 03, 2022
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Apr. 27, 2021
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Jan. 13, 2021
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			Nov. 22, 2021
Cyborg Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			May 02, 2023
Vessel name			LPG carrier
Nightwing Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
Date of incorporation			May 02, 2023
Vessel name			LPG carrier